Financial Instruments and Risk Management - Schedule of Net Income, Before Tax, Based on the Financial Risk Management Contracts (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Change in WTI Increase of $5.00/bbl [Member]
Schedule of Net Income, Before Tax, Based on the Financial Risk Management Contracts [Line Items]
Increase (decrease) to fair value of the WTI Fixed Price Swaps and Costless Collars	$ 4,695
Change in WTI Decrease of $5.00/bbl [Member]
Schedule of Net Income, Before Tax, Based on the Financial Risk Management Contracts [Line Items]
Increase (decrease) to fair value of the WTI Fixed Price Swaps and Costless Collars	$ (5,250)